Shareholder Report, Line Graph (Details) 222280_Perritt MicroCap Opportunities Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Perritt MicroCap Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Perritt MicroCap Opportunities Fund
Accumulated Value	$ 17,183	$ 14,616	$ 14,223	$ 16,723	$ 10,190	$ 11,639	$ 12,488	$ 13,270	$ 10,685	$ 10,000	$ 19,329
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Equity Total Return Index
Accumulated Value	30,836	22,386	20,663	24,916	17,248	15,634	13,771	12,933	10,435	10,000	$ 37,298
Bloomberg US Micro Cap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Micro Cap Total Return Index
Accumulated Value	$ 17,757	$ 14,030	$ 17,559	$ 24,564	$ 13,284	$ 11,688	$ 12,961	$ 12,700	$ 10,009	$ 10,000	$ 21,958